Issued capital	9 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Issued capital
Note 17. Issued capital

	Consolidated
	31 Mar 2025	30 Jun 2024	31 Mar 2025	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	223,557,577	186,367,686	2,092,508	1,764,289
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		35,430,179	332,701
Share based payment - Vested shares		1,759,712	5,993
Capital raise costs		-	(10,475)

Closing balance as at	31 March, 2025	223,557,577	2,092,508
At-the-market Facility
On 21 January 2025, the Company deregistered the existing ATM prospectus supplement. As of the date of deregistration, 133,471,339 ordinary shares had been issued under the ATM, raising total gross proceeds of approximately $993,294,000.

Additionally, the Company filed a new registration statement, including an accompanying ATM prospectus supplement and a new ATM Facility relating to the offer and sale of $1,000,000,000 additional ordinary shares, which was filed on 21 January 2025. As at 31 March 2025, the Company has issued 10,022,708 ordinary shares under this new ATM raising total gross proceeds of approximately $110,935,000.
Loan-funded shares
As at 31 March 2025, there are 901,311 (30 June 2024: 1,496,768) loan funded shares. The total number of ordinary shares outstanding (including the loan funded shares) is 224,458,888 as at 31 March 2025 (30 June 2024: 187,864,454).